LOSSES PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Denominator:
Denominator used for losses per share	430,011,263	430,011,263	428,586,305	418,911,292
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	¥ (221,096)	$ (33,885)	¥ (654,286)	¥ (471,737)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	430,011,263	430,011,263	428,586,305	418,911,292
Denominator used for losses per share	430,011,263	430,011,263	428,586,305	418,911,292
Class B Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic	¥ (440)	$ (67)	¥ (50,494)	¥ (82,216)
Denominator:
Denominator used for losses per share	847,093	847,093	33,229,132	74,400,299
Losses per share from continuing operations - basic | (per share)	¥ (0.52)	$ (0.08)	¥ (1.52)	¥ (1.13)
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	¥ (440)	$ (67)	¥ (50,494)	¥ (82,216)
Reallocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0	0
Net loss from continuing operations attributable to ordinary shareholders	¥ (440)	$ (67)	¥ (50,494)	¥ (82,216)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	847,093	847,093	33,229,132	74,400,299
Conversion of Class B to Class A ordinary shares	0	0
Denominator used for losses per share	847,093	847,093	33,229,132	74,400,299
Losses per share from continuing operations-diluted | (per share)	¥ (0.52)	$ (0.08)	¥ (1.52)	¥ (1.13)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0	0
Denominator used for losses per ADS - diluted	0	0
Losses from continuing operations per ADS - basic | (per share)	¥ 0	$ 0
Losses from continuing operations per ADS - diluted | (per share)	¥ 0	$ 0
Class A Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating income per ordinary share-basic	¥ (222,786)	$ (34,144)	¥ (600,774)	¥ (380,701)
Denominator:
Denominator used for losses per share	429,164,170	429,164,170	395,357,173	344,510,993
Losses per share from continuing operations - basic | (per share)	¥ (0.52)	$ (0.08)	¥ (1.52)	¥ (1.13)
Numerator:
Allocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	¥ (222,786)	$ (34,144)	¥ (600,774)	¥ (380,701)
Reallocation of net loss from continuing operations attributable to 500.com Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	(440)	(67)	(50,494)	(82,216)
Net loss from continuing operations attributable to ordinary shareholders	¥ (223,226)	$ (34,211)	¥ (651,268)	¥ (462,917)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	429,164,170	429,164,170	395,357,173	344,510,993
Conversion of Class B to Class A ordinary shares	847,093	847,093	33,229,132	74,400,299
Denominator used for losses per share	430,011,263	430,011,263	428,586,305	418,911,292
Losses per share from continuing operations-diluted | (per share)	¥ (0.52)	$ (0.08)	¥ (1.52)	¥ (1.13)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	42,916,417	42,916,417	39,535,717	34,451,099
Denominator used for losses per ADS - diluted	43,001,126	43,001,126	42,858,631	41,891,129
Losses from continuing operations per ADS - basic | (per share)	¥ (5.19)	$ (0.80)	¥ (15.20)	¥ (11.28)
Losses from continuing operations per ADS - diluted | (per share)	¥ (5.19)	$ (0.80)	¥ (15.20)	¥ (11.28)